FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current
Marketable securities	$ 256	$ 265
Restricted cash	170	376
Derivative contracts	108	223
Loans and notes receivable	31	22
Total current	565	886
Non-current
Marketable securities	0	1
Restricted cash	198	32
Derivative contracts	27	20
Loans and notes receivable	122	150
Other financial assets	287	280
Total non-current	$ 634	$ 483